Employee Benefits (Details) - Schedule of main actuarial hypothesis used in the actuarial computations	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of main actuarial hypothesis used in the actuarial computations [Abstract]
Discount rate	7.55%	7.00%	7.70%
Wage increase rate	5.00%	4.50%	4.50%
Rate of salary increase	4.50%	4.50%	4.50%